Income Taxes (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (loss) from operations before income taxes		$ (51.7)	$ 114.7
Tax provision (benefit) at U.S. Federal statutory rate		(18.1)	40.2
Impact of change in enacted tax rates on deferred tax balances		0.0	(151.0)
Investment tax credits		(52.0)	(37.0)
Other		(0.4)	2.4
Total provision (benefit) for income taxes		$ (70.5)	$ (145.4)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax provision (benefit) at U.S. Federal statutory rate (as a percentage)		35.00%	35.04795%
Impact of change in enacted tax rates on deferred tax balances (as a percentage)		0.00%	(131.60%)
Investment tax credits (as a percentage)		100.80%	(32.30%)
Other (as a percentage)		0.60%	2.10%
Provision (benefit) for income taxes (as a percentage)		136.40%	(126.80%)
Predecessor Company
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (loss) from operations before income taxes	$ (12.8)			$ 148.1
Tax provision (benefit) at U.S. Federal statutory rate	(4.5)			51.8
Impact of change in enacted tax rates on deferred tax balances	0.0			0.0
Investment tax credits	(4.1)			(79.8)
Other	(0.3)			(2.3)
Total provision (benefit) for income taxes	$ (8.9)			$ (30.3)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax provision (benefit) at U.S. Federal statutory rate (as a percentage)	35.00%			35.00%
Impact of change in enacted tax rates on deferred tax balances (as a percentage)	0.00%			0.00%
Investment tax credits (as a percentage)	32.00%			(53.90%)
Other (as a percentage)	2.40%			(1.50%)
Provision (benefit) for income taxes (as a percentage)	69.40%			(20.40%)